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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Boone Capital Management, LP
Address:  400 Madison Avenue, Suite 12D
          New York, NY 10017

Form 13F File Number: 28-12770

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Zoldan
Title:  Chief Financial Officer
Phone:  212-224-7865

Signature, Place, and Date of Signing:

    /s/ Mark Zoldan               New York, NY             August 13, 2008
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:      6 Items

Form 13F Information Table Value Total:  $    33,068
                                          (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

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
                                                 Market Value Shares/   Sh/ Invstmt   Other   Voting Authority
Name of Issuer          Title of Class   CUSIP    (x $1000)   Prn Amt.  Prn Discretn Managers       Sole
--------------          -------------- --------- ------------ --------- --- -------- -------- ----------------
CKE RESTAURANTS INC          COM       12561E105        5,424   435,000 SH    SOLE     NONE            435,000
COMPASS DIVERSIFIED          SH
  HOLDINGS                 BEN INT     20451Q104        4,915   430,000 SH    SOLE     NONE            430,000
GRAPHIC PACKAGING HLDG
  CO                         COM       388689101        7,282 3,604,800 SH    SOLE     NONE          3,604,800
GREAT WOLF RESORTS INC       COM       391523107        4,880 1,116,678 SH    SOLE     NONE          1,116,678
NAVIOS MARITIME
  HOLDINGS INC               COM       Y62196103          598    61,700 SH    SOLE     NONE             61,700
THERMADYNE HLDGS CORP
  NEW                   COM PAR $0.01  883435307        9,969   674,010 SH    SOLE     NONE            674,010
                                                       33,068 6,322,188                              6,322,188